Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Summary of investments by company
The detail, by company, of Investments is as follows:

EUR million
	2020	2019	2018
Associated entities
Merlin Properties, SOCIMI, S.A.	1,581	1,511	1,358
Metrovacesa, S.A.	1,157	1,226	1,255
Caceis (note 3)	1,077	1,010	—
Zurich Santander Insurance America, S.L. - Consolidated	955	1,009	961
Companies Santander Insurance - Consolidated	439	402	392
Ebury Partners Limited (note 3)	388	—	—
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.) (note 3)	—	409	431
Project Quasar Investment 2017 S.L.*	—	1,351	1,701
Other companies	533	529	511
	6,130	7,447	6,609
Joint Ventures entities
Santander Vida Seguros y Reaseguros (note 3)	381	170	163
Santander CACEIS Latam Holding 1, S.L. - Consolidated (former Santander Securities Services Latam Holding, S.L.)	326	349	—
U.C.I., S.A. - Consolidated	168	206	202
Other companies	617	600	614
	1,492	1,325	979
*    At 31 December 2020, the Group does not hold significant influence over this company, despite holding a 49% interest in it, since it does not meet any of the requirements established in the Standard by which an entity is considered to exercise significant influence over another.

Summary of changes in investments
The changes in the investments were as followed:

EUR million
	2020	2019	2018
Balance at beginning of year	8,772	7,588	6,150
Acquisitions (disposals) of companies and capital increases (reductions)	676	(123)	(1,761)
Of which:
Ebury Partners Limited (note 3)	409	—	—
Santander Vida Seguros y Reaseguros (note 3)	219	—	—
WiZink Bank, S.A.	—	—	(1,033)
Changes in the consolidation method (note 3)	(1,359)	1,368	2,967
Of which:
Project Quasar Investments 2017, S.L.	(956)	—	1,701
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)	(409)	—	—
Caceis	—	1,010	—
Metrovacesa, S.A.	—	—	1,255
Santander CACEIS Latam Holding 1, S.L. - Consolidado (former Santander Securities Services Latam Holding, S.L.)	—	349	—
Effect of equity accounting	(96)	324	737
Dividends paid and reimbursements of share premium	(186)	(407)	(404)
Exchange differences and other changes	(185)	22	(101)
Balance at end of year	7,622	8,772	7,588

Summary of financial information on companies accounted for using the equity method
Following is a summary of the financial information on the associated entities and joint ventures (obtained from the information available at the date of preparation of the financial statements):

EUR million
	2020	2019	2018
Total assets	183,735	164,215	74,765
Total liabilities	(167,209)	(144,602)	(58,153)
Net assets	16,526	19,613	16,612

Investments in Group joint ventures and associates in the net assets of associates	5,760	6,729	6,157
Goodwill	1,862	2,043	1,431
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Caceis	337	466	—
Santander Vida Seguros y Reaseguros, S.A. - Consolidated	255	73	—
Sociedades Santander Insurance - Consolidated	205	205	205
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)	—	347	347
Total Group share	7,622	8,772	7,588
Total income	12,758	14,172	12,174
Total profit	703	1,375	1,867

Summary of financial information on the main associates and joint ventures
A summary of the financial information at the end of December 2020 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Total assets	Total liabilities	Total income	Total profit
Joint ventures entities	25,179	23,045	4,127	231
Of which:
U.C.I., S.A. - Consolidated	12,032	11,696	248	(33)
Santander Vida Seguros y Reaseguros, S.A. - Consolidated	3,901	3,645	1,998	81
Santander Caceis Latam Holding, S.L. - Consolidated	517	128	81	10
Associated entities	158,556	144,164	8,631	472
Of which:
Caceis	119,533	117,109	1,990	189
Zurich Santander Insurance América, S.L. - Consolidated	13,021	12,144	4,566	315
Sociedades Santander Insurance - Consolidated	2,408	1,933	722	80
Total	183,735	167,209	12,758	703